Note 9 - Capital Stock (Detail) (USD $)	0 Months Ended	2 Months Ended	12 Months Ended					13 Months Ended
	Mar. 15, 2012	Jan. 31, 2011	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2012 Odidi Holdco [Member]	Nov. 30, 2011 Odidi Holdco [Member]	Jan. 31, 2011 Private Placement Offering [Member]	Jan. 31, 2011 Series A Common Share Purchase Warrant [Member]	Jan. 31, 2011 Series B Common Share Purchase Warrant [Member]
Common Stock, Shares, Issued			17,906,937	15,908,444		6,005,751	5,997,751
Common Stock, Shares, Outstanding			17,906,937	15,908,444
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						34.00%	38.00%
Private Placement Units		4,800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		3.125							2.50	2.50
Proceeds from Issuance of Private Placement (in Dollars)		$ 12,000,000
Warrants Issued (in Shares)		96,000		9,696,000
Deferred Offering Costs (in Dollars)		2,357,732
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)		229,005						655,582
Derivative Liability, Fair Value, Gross Liability (in Dollars)		12,655,582
Proceeds from Issuance or Sale of Equity (in Dollars)	5,000,000		5,000,000	12,000,000
Stock Issued During Period, Shares, New Issues	1,818,182
Sale of Stock, Price Per Share (in Dollars per share)	$ 2.75
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs (in Dollars)	$ 779,271		$ (779,271)		$ 68,328